Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 25.7%[1]
	COMMUNICATIONS — 2.8%
5,440	Alphabet, Inc. - Class A	$841,242
2,912	AT&T, Inc.	82,351
17	Booking Holdings, Inc.	78,318
83	Charter Communications, Inc. - Class A*	30,588
1,863	Comcast Corp. - Class A	68,745
1,134	Meta Platforms, Inc. - Class A	653,592
181	Netflix, Inc.*	168,788
509	T-Mobile US, Inc.	135,755
1,712	Verizon Communications, Inc.	77,656
741	Walt Disney Co.	73,137
704	Warner Bros Discovery, Inc.*	7,554
		2,217,726
	CONSUMER DISCRETIONARY — 2.2%
4,140	Amazon.com, Inc.*	787,676
110	Aptiv PLC*[2]	6,545
8	AutoZone, Inc.*	30,502
550	Chipotle Mexican Grill, Inc.*	27,615
255	eBay, Inc.	17,271
1,629	Ford Motor Co.	16,339
592	General Motors Co.	27,842
426	Home Depot, Inc.	156,125
275	Lowe's Cos., Inc.	64,138
133	Marriott International, Inc. - Class A	31,681
305	McDonald's Corp.	95,273
645	NIKE, Inc. - Class B	40,944
27	O'Reilly Automotive, Inc.*	38,680
478	Starbucks Corp.	46,887
1,169	Tesla, Inc.*	302,958
486	TJX Cos., Inc.	59,195
		1,749,671
	CONSUMER STAPLES — 1.5%
749	Altria Group, Inc.	44,955
1,761	Coca-Cola Co.	126,123
344	Colgate-Palmolive Co.	32,233
77	Constellation Brands, Inc. - Class A	14,131
181	Costco Wholesale Corp.	171,186
94	Dollar General Corp.	8,265
147	Estee Lauder Cos., Inc. - Class A	9,702
137	Kimberly-Clark Corp.	19,484
499	Kraft Heinz Co.	15,185
569	Mondelez International, Inc. - Class A	38,607

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
432	Monster Beverage Corp.*	$25,281
564	PepsiCo, Inc.	84,566
635	Philip Morris International, Inc.	100,794
987	Procter & Gamble Co.	168,204
195	Target Corp.	20,350
352	Walgreens Boots Alliance, Inc.	3,932
3,393	Walmart, Inc.	297,871
		1,180,869
	ENERGY — 0.6%
786	Chevron Corp.	131,490
538	ConocoPhillips	56,501
239	EOG Resources, Inc.	30,649
1,978	Exxon Mobil Corp.	235,243
572	Schlumberger N.V.[2]	23,910
		477,793
	FINANCIALS — 3.4%
316	American Express Co.	85,020
339	American International Group, Inc.	29,473
90	Aon PLC - Class A2	35,918
3,337	Bank of America Corp.	139,253
337	Bank of New York Mellon Corp.	28,264
913	Berkshire Hathaway, Inc. - Class B*	486,246
62	Blackrock, Inc.	58,682
174	Capital One Financial Corp.	31,198
771	Charles Schwab Corp.	60,354
176	Chubb Ltd.[2]	53,150
809	Citigroup, Inc.	57,431
147	CME Group, Inc.	38,998
248	Fidelity National Information Services, Inc.	18,521
269	Fiserv, Inc.*	59,403
142	Goldman Sachs Group, Inc.	77,573
230	Intercontinental Exchange, Inc.	39,675
1,205	JPMorgan Chase & Co.	295,587
206	Marsh & McLennan Cos., Inc.	50,270
401	Mastercard, Inc. - Class A	219,796
343	MetLife, Inc.	27,539
76	Moody's Corp.	35,392
732	Morgan Stanley	85,402
34	MSCI, Inc.	19,227
479	PayPal Holdings, Inc.*	31,255
172	PNC Financial Services Group, Inc.	30,232

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
238	Progressive Corp.	$67,356
144	S&P Global, Inc.	73,166
92	T. Rowe Price Group, Inc.	8,452
544	Truist Financial Corp.	22,386
605	U.S. Bancorp	25,543
888	Visa, Inc. - Class A	311,209
1,626	Wells Fargo & Co.	116,731
		2,718,702
	HEALTH CARE — 2.6%
721	Abbott Laboratories	95,641
721	AbbVie, Inc.	151,064
123	Agilent Technologies, Inc.	14,389
32	Align Technology, Inc.*	5,084
230	Amgen, Inc.	71,657
204	Baxter International, Inc.	6,983
116	Becton Dickinson & Co.	26,571
581	Boston Scientific Corp.*	58,611
905	Bristol-Myers Squibb Co.	55,196
238	Centene Corp.*	14,449
135	Cigna Group	44,415
538	CVS Health Corp.	36,450
291	Danaher Corp.	59,655
160	Dexcom, Inc.*	10,926
255	Edwards Lifesciences Corp.*	18,482
99	Elevance Health, Inc.	43,061
390	Eli Lilly & Co.	322,105
23	Embecta Corp.	293
149	GE HealthCare Technologies, Inc.	12,026
511	Gilead Sciences, Inc.	57,258
10	GRAIL, Inc.*	255
127	HCA Healthcare, Inc.	43,885
52	Humana, Inc.	13,759
35	IDEXX Laboratories, Inc.*	14,698
64	Illumina, Inc.*	5,078
146	Intuitive Surgical, Inc.*	72,309
78	IQVIA Holdings, Inc.*	13,751
1,073	Johnson & Johnson	177,946
548	Medtronic PLC[2]	49,243
1,030	Merck & Co., Inc.	92,453
165	Moderna, Inc.*	4,678
2,288	Pfizer, Inc.	57,978
44	Regeneron Pharmaceuticals, Inc.	27,906

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	HEALTH CARE (Continued)
58	Solventum Corp.*	$4,410
154	Stryker Corp.	57,327
161	Thermo Fisher Scientific, Inc.	80,114
384	UnitedHealth Group, Inc.	201,120
104	Vertex Pharmaceuticals, Inc.*	50,421
193	Zoetis, Inc.	31,777
		2,103,424
	INDUSTRIALS — 1.5%
235	3M Co.	34,512
488	Amphenol Corp. - Class A	32,008
172	Automatic Data Processing, Inc.	52,551
240	Boeing Co.*	40,932
353	Carrier Global Corp.	22,380
221	Caterpillar, Inc.	72,886
168	Cintas Corp.	34,529
904	CSX Corp.	26,605
125	Deere & Co.	58,669
163	Eaton Corp. PLC[2]	44,308
243	Emerson Electric Co.	26,643
108	FedEx Corp.	26,328
112	GE Vernova, Inc.	34,191
114	General Dynamics Corp.	31,074
448	General Electric Co.	89,667
281	Honeywell International, Inc.	59,502
128	Illinois Tool Works, Inc.	31,745
287	Johnson Controls International plc[2]	22,992
80	L3Harris Technologies, Inc.	16,745
112	Lockheed Martin Corp.	50,031
99	Norfolk Southern Corp.	23,448
65	Northrop Grumman Corp.	33,281
94	Old Dominion Freight Line, Inc.	15,552
147	Paychex, Inc.	22,679
129	Republic Services, Inc.	31,239
610	RTX Corp.	80,801
133	TE Connectivity PLC[2]	18,796
97	Trane Technologies PLC[2]	32,681
262	Union Pacific Corp.	61,895
354	United Parcel Service, Inc. - Class B	38,936
97	Veralto Corp.	9,453
171	Waste Management, Inc.	39,588
		1,216,647

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	MATERIALS — 0.3%
90	Air Products and Chemicals, Inc.	$26,543
211	DuPont de Nemours, Inc.	15,758
117	Ecolab, Inc.	29,662
599	Freeport-McMoRan, Inc.	22,678
208	Linde PLC[2]	96,853
325	Newmont Corp.	15,691
107	Sherwin-Williams Co.	37,363
		244,548
	REAL ESTATE — 0.2%
186	American Tower Corp. - REIT	40,474
176	Crown Castle, Inc. - REIT	18,344
119	Digital Realty Trust, Inc. - REIT	17,051
37	Equinix, Inc. - REIT	30,168
302	Prologis, Inc. - REIT	33,760
71	Public Storage - REIT	21,250
134	Simon Property Group, Inc. - REIT	22,255
		183,302
	TECHNOLOGY — 6.8%
269	Accenture PLC - Class A2	83,939
194	Adobe, Inc.*	74,405
666	Advanced Micro Devices, Inc.*	68,425
214	Analog Devices, Inc.	43,157
6,739	Apple, Inc.	1,496,934
362	Applied Materials, Inc.	52,533
500	Arista Networks, Inc.*	38,740
90	Autodesk, Inc.*	23,562
1,680	Broadcom, Inc.	281,282
113	Cadence Design Systems, Inc.*	28,739
1,720	Cisco Systems, Inc.	106,141
214	Cognizant Technology Solutions Corp. - Class A	16,371
335	Fortinet, Inc.*	32,247
1,658	Intel Corp.	37,653
366	International Business Machines Corp.	91,010
115	Intuit, Inc.	70,609
62	KLA Corp.	42,148
570	Lam Research Corp.	41,439
226	Microchip Technology, Inc.	10,941
457	Micron Technology, Inc.	39,709
3,061	Microsoft Corp.	1,149,069
69	Motorola Solutions, Inc.	30,209
10,190	NVIDIA Corp.	1,104,392

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
108	NXP Semiconductors N.V.[2]	$20,526
1,089	Oracle Corp.	152,253
457	QUALCOMM, Inc.	70,200
43	Roper Technologies, Inc.	25,352
402	Salesforce, Inc.	107,881
81	ServiceNow, Inc.*	64,487
63	Synopsys, Inc.*	27,017
377	Texas Instruments, Inc.	67,747
		5,499,117
	UTILITIES — 3.8%
2,283	Alliant Energy Corp.	146,911
1,565	Ameren Corp.	157,126
1,775	American Electric Power Co., Inc.	193,954
745	American Water Works Co., Inc.	109,902
1,315	Atmos Energy Corp.	203,273
2,144	CMS Energy Corp.	161,036
1,628	Consolidated Edison, Inc.	180,041
962	Constellation Energy Corp.	193,968
330	Dominion Energy, Inc.	18,503
1,158	DTE Energy Co.	160,117
314	Duke Energy Corp.	38,299
2,472	Entergy Corp.	211,331
2,031	Evergy, Inc.	140,037
1,522	Eversource Energy	94,531
2,888	Exelon Corp.	133,079
3,369	FirstEnergy Corp.	136,175
800	NextEra Energy, Inc.	56,712
4,624	PPL Corp.	166,973
2,100	Public Service Enterprise Group, Inc.	172,830
2,471	Southern Co.	227,209
1,438	WEC Energy Group, Inc.	156,713
		3,058,720
	TOTAL COMMON STOCKS
	(Cost $16,694,390)	20,650,519

Principal Amount
	U.S. TREASURY BILLS — 57.4%
	United States Treasury Bill
$1,050,000	4.077%, 4/10/2025[3,4,5]	1,048,885
2,300,000	4.001%, 4/22/2025[4]	2,294,291
5,100,000	4.185%, 4/24/2025[3,4,5]	5,086,174
19,000,000	4.123%, 5/22/2025[3,4,5]	18,886,285

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS (Continued)
$12,450,000	4.199%, 6/26/2025[3,4,5]	$12,325,238
6,600,000	4.077%, 7/24/2025[4]	6,512,953
	TOTAL U.S. TREASURY BILLS
	(Cost $46,158,845)	46,153,826
	U.S. TREASURY NOTES — 22.0%
	United States Treasury Note
4,425,000	4.125%, 11/15/2032	4,422,234
4,675,000	3.375%, 5/15/2033	4,417,510
4,325,000	4.500%, 11/15/2033	4,417,581
4,375,000	4.375%, 5/15/2034	4,423,025
	TOTAL U.S. TREASURY NOTES
	(Cost $17,416,577)	17,680,350
	SHORT-TERM INVESTMENTS — 0.0%
10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10
	TOTAL INVESTMENTS — 105.1%
	(Cost $80,269,822)	84,484,705
	Liabilities in Excess of Other Assets — (5.1)%	(4,067,408)
	TOTAL NET ASSETS — 100.0%	$80,417,297

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 8.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $26,025,383, which represents 32.36% of total net assets of the Fund.
[4]	The rate is the effective yield as of March 31, 2025.
[5]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[6]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	March 31, 2025	(Depreciation)
Commodity Futures
CMX Gold [1]	June 2025	39	$11,842,881	$12,286,169	$443,288

Index Futures
CME E-mini S&P 500	June 2025	12	3,414,303	3,391,950	(22,353)
CME E-mini Russell 2000 Index	June 2025	78	8,134,105	7,905,690	(228,415)
NYF MSCI EAFE Index	June 2025	74	9,292,048	8,940,310	(351,738)
Total Long Contracts			$32,683,337	$32,524,119	$(159,218)

TOTAL FUTURES CONTRACTS			$32,683,337	$32,524,119	$(159,218)

[1]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

		Pay/Receive					Unrealized
		Total Return on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate[1]	Frequency	Date	Value	(Depreciation)

Deutsche Bank	Abraham Fortress dbSelect Index [2]	Receive	Federal Funds + 0.30%	Quarterly	June 13, 2029	$66,057,632	$(5,570,116)
TOTAL SWAP CONTRACTS							$(5,570,116)

[1]	Financing rate is based upon notional trading amounts at period end.
[2]	This investment is a holding of the Abraham Fortress Fund, Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings ^

FUTURES CONTRACTS

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Long	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
NYM Light Sweet Crude Oil (WTI) Future	May 2025	279	$19,659,523	$1,346,152	333.17%
NYB Coffee C Future	July 2025	94	13,280,219	(61,208)	-15.15%
NYB Cotton No.2 Future	July 2025	245	8,282,724	(85,620)	-21.19%
CMX Copper Future	July 2025	43	5,441,913	492,485	121.89%
CME Feeder Cattle Future	April 2025	35	5,006,956	41,168	10.19%
SFE 90 Day Bank Accepted Bill Future	December 2025	30	4,332,345	732	0.18%
CME Feeder Cattle Future	August 2025	29	4,213,266	(44,142)	-10.93%
CBT 10 year US Treasury Notes	June 2025	38	4,198,328	17,298	4.28%
CBT 2 year US Treasury Notes	June 2025	20	4,122,328	1,247	0.31%
NYM Henry Hub Natural Gas Future	September 2025	90	4,086,892	139,115	34.43%
CBT 5 year US Treasury Notes	June 2025	36	3,902,436	4,563	1.13%
CME E-Mini S&P 500	June 2025	14	3,801,394	(3,400)	-0.84%
CMX Gold	June 2025	11	3,610,310	95,319	23.59%
EUX DAX Index Future	June 2025	6	3,522,480	(75,933)	-18.79%
KCB Hard Red Winter Wheat Future	December 2025	114	3,473,199	(47,341)	-11.72%
CBT Soybean Oil Future	December 2025	118	3,253,408	131,561	32.56%
CME SOFR 3month	March 2028	13	3,105,274	2,646	0.65%
CBT Soybean Oil Future	July 2025	113	3,097,572	183,912	45.52%
EUX EURO STOXX 50 Index Future	June 2025	51	2,851,858	(59,839)	-14.81%
CME Live Cattle Future	December 2025	34	2,672,501	66,059	16.35%
LIF 3 month Euro (EURIBOR)	March 2026	9	2,380,564	2,998	0.74%
LIF FTSE 100 Index Future	June 2025	20	2,231,935	(20,185)	-5.00%
KCB Hard Red Winter Wheat Future	July 2025	78	2,224,056	(129,830)	-32.13%
EUX 3 year Italian Bond Future	June 2025	18	2,083,683	454	0.11%
CME Live Cattle Future	April 2026	25	1,964,176	19,493	4.82%
LIF White Sugar Future	July 2025	72	1,902,075	104,712	25.92%
LIF 3 month Euro (EURIBOR)	June 2026	7	1,772,224	158	0.04%
CME Lean Hog Future	April 2025	47	1,640,618	20,451	5.06%
HKG Hang Seng Index	April 2025	11	1,606,499	(22,063)	-5.46%
ICE Brent Crude Monthly Future	May 2025	21	1,570,542	18,397	4.55%
ICE Brent Crude Monthly Future	June 2025	22	1,567,459	29,011	7.18%
MSE Three-Month CORRA Futures	September 2025	9	1,542,363	868	0.21%
CBT E-mini Dow	June 2025	7	1,523,509	(1,107)	-0.27%
MSE Three-Month CORRA Futures	December 2025	8	1,408,258	1,284	0.32%
CME GBP/USD	June 2025	16	1,310,037	(2,076)	-0.51%
LIF 3 month Euro (EURIBOR)	March 2028	5	1,305,708	1,373	0.34%
CME Live Cattle Future	February 2026	15	1,230,996	26,350	6.52%
EOP CAC 40	April 2025	14	1,178,156	(39,184)	-9.70%
CME Lean Hog Future	December 2025	38	1,145,276	4,780	1.18%
CMX Copper Future	December 2025	8	1,084,956	(20,461)	-5.06%
CMX Silver	May 2025	6	1,057,474	22,160	5.48%
IFLL 3 Month SONIA Index	June 2026	3	908,807	(390)	-0.10%
NYM Henry Hub Natural Gas Future	August 2025	19	856,730	17,166	4.25%
ICE Mini MSCI Emerging Markets Index Future	June 2025	13	740,164	(17,350)	-4.29%
MSE Three-Month CORRA Futures	March 2026	4	736,465	531	0.13%
CME Feeder Cattle Future	November 2025	5	693,911	1,781	0.44%
			$143,581,567	$2,164,095

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

FUTURES CONTRACTS - Continued

					Percentage
					of Custom Swap's
		Number of		Unrealized	Unrealized
	Expiration	Short	Notional	Appreciation	Appreciation
Description	Date	Contracts	Value	(Depreciation)	(Depreciation)
NYM Light Sweet Crude Oil (WTI) Future	April 2025	(298)	$(21,126,885)	$(1,349,060)	-333.89%
NYB Coffee C Future	May 2025	(89)	(12,736,243)	163,372	40.43%
CME SOFR 3month	March 2026	(38)	(9,265,716)	(2,461)	-0.61%
NYB Cotton No.2 Future	May 2025	(279)	(9,221,742)	109,561	27.12%
CME EUR/USD	June 2025	(61)	(8,249,314)	50,852	12.59%
CMX Copper Future	May 2025	(54)	(6,827,239)	(503,193)	-124.54%
CBT Soybean Oil Future	May 2025	(248)	(6,730,661)	(423,135)	-104.73%
CME AUD/USD	June 2025	(101)	(6,312,745)	46,636	11.54%
IFLL 3 Month SONIA Index	March 2026	(19)	(6,005,833)	(1,836)	-0.45%
CME Feeder Cattle Future	May 2025	(41)	(5,829,359)	15,646	3.87%
IFLL 3 Month SONIA Index	March 2028	(16)	(5,068,367)	(295)	-0.07%
KCB Hard Red Winter Wheat Future	May 2025	(178)	(4,953,242)	267,354	66.17%
CME Lean Hog Future	June 2025	(106)	(4,096,587)	(46,074)	-11.40%
LIF 3 month Euro (EURIBOR)	December 2025	(14)	(3,718,123)	(4,347)	-1.08%
NYM Henry Hub Natural Gas Future	April 2025	(87)	(3,605,534)	197,992	49.00%
CME Live Cattle Future	October 2025	(44)	(3,443,914)	(106,656)	-26.40%
EUX Euro-BOBL	June 2025	(22)	(2,826,987)	(9,615)	-2.38%
IFLL 3 Month SONIA Index	March 2027	(9)	(2,764,992)	(1,180)	-0.29%
CME CAD/USD	June 2025	(37)	(2,583,165)	(2,141)	-0.53%
EUX Euro-BUND	June 2025	(16)	(2,293,680)	5,946	1.47%
CME Feeder Cattle Future	October 2025	(15)	(2,100,342)	15,644	3.87%
OSE 10 year Japanese Government Bond	June 2025	(2)	(1,853,420)	(7,095)	-1.76%
CME CHF/USD	June 2025	(12)	(1,778,762)	8,845	2.19%
NYM Gasoline RBOB Future	May 2025	(18)	(1,685,798)	(93,552)	-23.15%
CME Feeder Cattle Future	September 2025	(11)	(1,610,789)	13,653	3.38%
EUX Euro-OAT Future	June 2025	(11)	(1,495,548)	(894)	-0.22%
CME Live Cattle Future	June 2025	(18)	(1,448,218)	(12,434)	-3.08%
MGE Hard Red Spring Wheat Future	May 2025	(48)	(1,400,398)	42,537	10.53%
NYM Gasoline RBOB Future	April 2025	(14)	(1,300,413)	(58,974)	-14.60%
NYB Sugar No.11 Future	April 2025	(58)	(1,237,302)	(10,839)	-2.68%
NYB Sugar No.11 Future	June 2025	(58)	(1,223,657)	25,948	6.42%
LIF Long Gilt Future	June 2025	(10)	(1,215,646)	2,380	0.59%
IFLL 3 Month SONIA Index	December 2025	(4)	(1,208,104)	(69)	-0.02%
MGE Hard Red Spring Wheat Future	July 2025	(39)	(1,172,467)	72,446	17.93%
CBT Wheat Future	July 2025	(39)	(1,049,741)	46,975	11.63%
CME NZD/USD	June 2025	(18)	(1,021,391)	8,010	1.98%
SFE 3 year Australian Treasury Bond	June 2025	(14)	(924,922)	(370)	-0.09%
EUX 2 year Euro-Schatz	June 2025	(8)	(896,891)	(1,145)	-0.28%
IFLL 3 Month SONIA Index	September 2027	(3)	(825,042)	(1,043)	-0.26%
IFLL 3 Month SONIA Index	December 2027	(3)	(824,952)	(738)	-0.18%
SGX Mini Japanese Goverment Bond Future	June 2025	(8)	(732,166)	(3,039)	-0.75%
CBT Wheat Future	May 2025	(27)	(709,115)	17,916	4.43%
LME Primary Nickel Future	June 2025	(7)	(669,727)	(2,617)	-0.65%
SFE 10 year Australian Treasury Bond Future	June 2025	(9)	(660,822)	(217)	-0.05%
			$(156,705,961)	$(1,531,306)

FORWARD FOREIGN CURRENCY CONTRACTS

							Percentage
							of Custom Swap's
						Unrealized	Unrealized
		Currency Units to				Appreciation	Appreciation
Settlement Date	Counterparty	Receive/(Deliver)		In Exchange For		(Depreciation)	(Depreciation)
4/2/2025	Deutsche Bank	186,847,462	JPY	(2,199,954)	NZD	768	0.19%
6/18/2025	Deutsche Bank	(8,179,854)	CNH	1,134,366	USD	1,819	0.45%
4/2/2025	Deutsche Bank	8,035,148	CNH	(1,107,831)	USD	(1,063)	-0.26%
4/2/2025	Deutsche Bank	1,052,613	USD	(1,682,318)	AUD	3,124	0.77%
4/2/2025	Deutsche Bank	137,497,150	JPY	(926,626)	USD	(2,835)	-0.70%
6/18/2025	Deutsche Bank	3,069,677	PLN	(725,071)	EUR	2,487	0.62%
4/2/2025	Deutsche Bank	103,872,130	JPY	(647,045)	EUR	(3,944)	-0.98%
4/2/2025	Deutsche Bank	(1,004,613)	CAD	647,045	EUR	(79)	-0.02%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.